Principal Business Activity and Significant Accounting Policies (Details) - Schedule of property and equipment, net	Dec. 31, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years